Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 257,165,000	$ 11,362,000	$ 16,848,000
Restricted cash, current	276,000	276,000
Accounts receivable, net	2,467,000	2,327,000	937,000
Inventory, net	5,293,000	4,817,000	2,468,000
Prepaid expenses	893,000	694,000	967,000
Prepaid expenses and other current assets	4,097,000	2,441,000	967,000
Total current assets	269,298,000	21,223,000	21,496,000
Property and equipment, net	9,101,000	9,731,000	10,533,000
Operating lease, right-of-use assets	10,551,000	11,071,000	6,549,000
Restricted cash, non-current		1,004,000	1,281,000
Other non-current assets	62,000	3,385,000
Total assets	290,016,000	46,414,000	39,859,000
Restricted cash, non-current	1,004,000	1,004,000
Current liabilities:
Accounts payable	3,933,000	6,894,000	3,298,000
Accrued and other current liabilities	4,645,000	4,121,000
Accrued and other current liabilities		4,121,000	5,723,000
Short-term debt		7,130,000
Operating lease liability, current portion	2,833,000	2,772,000	1,924,000
Convertible notes, current portion (at December 31, 2019 related party $8,000)			29,420,000
Total current liabilities	11,411,000	20,917,000	40,365,000
Short-term debt	0	7,130,000
Long-term debt			9,729,000
Convertible notes, non-current (at December 31, 2019 related party $3,750)			42,696,000
Operating lease liability, long-term portion	11,169,000	11,908,000	7,318,000
Redeemable convertible preferred stock warrant liability		49,293,000
Other non-current liabilities	956,000	978,000	54,000
Total liabilities	38,261,000	83,096,000	100,162,000
Commitments and contingencies
Carrying Amount	0	39,225,000	40,016,000
Stockholders’ equity / (deficit):
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock	16,000	0
Additional paid-in capital	482,071,000	133,468,000	2,320,000
Notes receivable from stockholders			(44,000)
Accumulated deficit	(230,332,000)	(209,375,000)	(102,595,000)
Total stockholders’ equity / (deficit)	251,755,000	(75,907,000)	(100,319,000)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity / (deficit)	290,016,000	46,414,000	39,859,000
Fair value of warrant	$ 14,725,000	49,293,000
Previously Reported [Member]
Current assets:
Restricted cash, current		276,000	$ 276,000
Prepaid expenses		900,000
Colonnade Acquisition Corp.
Current assets:
Cash and cash equivalents		697,957
Prepaid expenses		314,138
Total current assets		1,012,095
Cash and marketable securities held in Trust Account		200,061,054
Total assets		201,073,149
Current liabilities:
Accrued and other current liabilities		2,348,246
Accrued offering costs		100
Total current liabilities		2,348,346
Deferred underwriting fee payable		7,000,000
Public warrants derivative liability		35,800,000
Private warrants derivative liability		22,834,000
Total liabilities		67,982,346
Commitments and contingencies
Class A ordinary shares subject to possible redemption, 12,805,171 shares at redemption value		128,090,803
Stockholders’ equity / (deficit):
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		56,511,471
Accumulated deficit		(51,512,690)
Total stockholders’ equity / (deficit)		5,000,000
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity / (deficit)		201,073,149
Colonnade Acquisition Corp. | Previously Reported [Member]
Current liabilities:
Total liabilities		9,348,246
Class A ordinary shares subject to possible redemption, 12,805,171 shares at redemption value		186,724,794
Stockholders’ equity / (deficit):
Common stock		133
Additional paid-in capital		7,701,942
Accumulated deficit		(2,702,566)
Total stockholders’ equity / (deficit)		5,000,009
Colonnade Acquisition Corp. | Class A Ordinary Shares [Member]
Stockholders’ equity / (deficit):
Common stock		719
Total stockholders’ equity / (deficit)		719
Colonnade Acquisition Corp. | Class B Ordinary Shares [Member]
Stockholders’ equity / (deficit):
Common stock		500
Total stockholders’ equity / (deficit)		$ 500